Accounts receivable, net (Movements in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, net [Abstract]
Balance at beginning of year	$ 14,571	$ 16,034	$ 7,787
Allowance (recovery) made during the year	2,002	(940)	9,572
Foreign currency translation adjustments	(1,497)	(523)	(1,325)
Balance at end of year	$ 15,076	$ 14,571	$ 16,034